Cash and cash equivalents	12 Months Ended
Mar. 31, 2025
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Cash and cash equivalents
6. Cash and cash equivalents
Cash and cash equivalents consist of the following:

	Yen in millions
	March 31,
	2024	2025
Cash and deposits	6,245,257	6,344,691
Negotiable certificate of deposit and other	3,166,803	2,637,713

Total	9,412,060	8,982,404